Marketable securities (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of financial assets [abstract]
Disclosure of financial assets held for trading [text block]

	Average yield p.a. %	06/30/2024	12/31/2023
In local currency
Private funds	109.95% of CDI	1,372,479	1,295,296
Public Securities (1)	IPCA + 5.90%	794,800
Private Securities ("CDBs")	101.97% of CDI	9,381,743	4,150,313
CDBs - Escrow Account (2)	101.57% of CDI	454,077	443,400
		12,003,099	5,889,009
Foreign currency
Time deposits (3)	6.71%	2,747,563	7,333,308
Other		64,351	44,969
		2,811,914	7,378,277
		14,815,013	13,267,286

Current		14,360,936	12,823,886
Non-Current		454,077	443,400
(1)Acquisition of Brazil National Treasury Notes indexed to IPCA (NTN-B).
(2)Includes escrow accounts, which will be released only after obtaining the applicable governmental approvals, and pending compliance by the Company with the conditions precedent in transactions involving the sale of rural properties.
(3)Refers to Time Deposit investments, with maturities over 90 days, which are remunerated bank deposits with specific maturity periods.